Property, Plant and Equipment - Summary of Changes in Items of Property, Plant and Equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	€ 1,028,489
Ending balance	1,248,402	€ 1,028,489
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1,508,611	1,055,535
Additions	275,597	452,839
Acquisition of Perugini S.r.l.		2,182
Disposals	(9,252)	(1,762)
Impairment	(2,616)
Exchange differences	5,394	(184)
Ending balance	1,777,734	1,508,611
Depreciation and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	480,122	414,134
Acquisition of Perugini S.r.l.		1,444
Depreciation charge for the year	62,600	62,591
Disposals	(5,971)	(1,662)
Exchange differences	(7,419)	3,615
Ending balance	529,332	480,122
Land and Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	119,609
Ending balance	300,192	119,609
Land and Buildings | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	203,620	166,423
Additions	2,003	9,714
Acquisition of Perugini S.r.l.		687
Disposals	(3,480)
Reclassifications	187,761	24,203
Exchange differences	670	2,593
Ending balance	390,574	203,620
Land and Buildings | Depreciation and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	84,011	75,879
Acquisition of Perugini S.r.l.		145
Depreciation charge for the year	9,220	7,201
Disposals	(1,038)
Reclassifications		(10)
Exchange differences	(1,811)	796
Ending balance	90,382	84,011
Plant and Machinery
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	280,057
Ending balance	377,492	280,057
Plant and Machinery | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	615,788	523,764
Additions	34,869	41,942
Acquisition of Perugini S.r.l.		1,052
Disposals	(5,495)	(1,550)
Reclassifications	110,182	45,274
Exchange differences	(8,925)	5,306
Ending balance	746,419	615,788
Plant and Machinery | Depreciation and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	335,731	286,235
Acquisition of Perugini S.r.l.		914
Depreciation charge for the year	42,789	47,563
Disposals	(4,677)	(1,505)
Exchange differences	(4,916)	2,524
Ending balance	368,927	335,731
Industrial and Commercial Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	11,889
Ending balance	17,840	11,889
Industrial and Commercial Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	60,012	51,640
Additions	3,029	5,008
Acquisition of Perugini S.r.l.		313
Disposals	(174)	(125)
Reclassifications	12,125	2,827
Exchange differences	(380)	349
Ending balance	74,612	60,012
Industrial and Commercial Equipment | Depreciation and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	48,123	41,432
Acquisition of Perugini S.r.l.		274
Depreciation charge for the year	9,036	6,358
Disposals	(162)	(72)
Exchange differences	(225)	131
Ending balance	56,772	48,123
Other Tangible Assets
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	4,246
Ending balance	5,886	4,246
Other Tangible Assets | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	16,503	15,182
Additions	1,125	317
Acquisition of Perugini S.r.l.		130
Disposals	(94)	(86)
Reclassifications	2,248	673
Exchange differences	(645)	287
Ending balance	19,137	16,503
Other Tangible Assets | Depreciation and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	12,257	10,588
Acquisition of Perugini S.r.l.		111
Depreciation charge for the year	1,555	1,469
Disposals	(94)	(85)
Reclassifications		10
Exchange differences	(467)	164
Ending balance	13,251	12,257
Assets Under Construction and Advances
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	612,688
Ending balance	546,992	612,688
Assets Under Construction and Advances | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	612,688	298,527
Additions	234,571	395,858
Disposals	(9)
Reclassifications	(312,316)	(72,977)
Impairment	(2,616)
Exchange differences	14,674	(8,720)
Ending balance	€ 546,992	€ 612,688